Operating expenses - Disclosure of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (5)	€ (4)	€ (1)
Amortization expense of tangible assets	(1,607)	(1,618)	(1,517)
Reversal of provision for disputes and charges	370	212	0
Provision for disputes and charges	(50)	(206)	(163)
Reversal of provision for disputes			0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,292)	(1,616)	(1,682)
Provision for retirement benefit obligations (IAS 19)		(65)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(80)	(65)	(65)
Total depreciation, amortization and provision expenses	(1,372)	(1,681)	(1,747)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(4)	(3)	(1)
Amortization expense of tangible assets	(1,263)	(1,300)	(1,247)
Reversal of provision for disputes and charges	130	160	0
Provision for disputes and charges	(17)	(6)	(47)
Reversal of provision for disputes			0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,154)	(1,148)	(1,295)
Provision for retirement benefit obligations (IAS 19)		(45)	(42)
Total Provision for retirement benefit obligations (IAS 19)	(53)	(45)	(42)
Total depreciation, amortization and provision expenses	(1,207)	(1,193)	(1,337)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(1)	(1)	0
Amortization expense of tangible assets	(344)	(318)	(270)
Reversal of provision for disputes and charges	240	52	0
Provision for disputes and charges	(33)	(200)	(116)
Reversal of provision for disputes			0
Total depreciation, amortization and provision expenses (except IAS 19)	(138)	(467)	(387)
Provision for retirement benefit obligations (IAS 19)		(20)	(24)
Total Provision for retirement benefit obligations (IAS 19)	(26)	(20)	(24)
Total depreciation, amortization and provision expenses	€ (164)	€ (487)	€ (411)